Debt - Narrative (Details)			9 Months Ended		12 Months Ended
	Apr. 30, 2019 USD ($) property loan Entity	Jul. 20, 2015 USD ($)	Sep. 30, 2020 USD ($) property quarter	Sep. 30, 2019 USD ($) property quarter	Dec. 31, 2019 USD ($) property quarter	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 05, 2020 USD ($)	Mar. 29, 2016 USD ($)
Line of Credit Facility [Line Items]
Closing costs, including arrangement fees, commitment fees and legal fees			$ 145,000	$ 5,737,000	$ 5,737,000	$ 24,000	$ 3,329,000
Minimum unsecured interest coverage ratio			2.00
Number of properties owned | property			99		99
Debt outstanding			$ 2,182,615,000		$ 1,979,072,000	1,362,179,000
Long-term Debt			$ 2,174,352,000		1,969,104,000	1,353,531,000
Term Loan
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity		$ 1,140,000,000
Revolving Credit Facility | 2026 Term Loan
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity		$ 500,000,000
Extended term on debt		1 year
Term of debt instrument		4 years
Line of Credit | 2026 Term Loan
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity		$ 1,140,000,000
Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	$ 750,000,000
Extended term on debt	1 year
Term of debt instrument	3 years
Incremental reductions in Revolving Commitments that can be made	$ 50,000,000
Minimum borrowing capacity	150,000,000
Minimum number of Pool Properties under credit agreement | property			15	15
Maximum aggregated pool value that may be contributed by a single Pool Property or tenant (percent)			15.00%	15.00%
Maximum of aggregate pool value that may be contributed by Pool Properties subject to ground leases (percent)			15.00%	15.00%
Maximum aggregate pool value tht may be contributed by Pool Properties under development or assets under renovation (percent)			20.00%	20.00%
Minimum aggregate leasing percentage of all Pool Properties (percent)			90.00%	90.00%
Maximum unsecured leverage ratio (percent)			60.00%	60.00%
Minimum unsecured interest coverage ratio			2.00	2.00
Unsecured Debt | 2026 Term Loan
Line of Credit Facility [Line Items]
Term of debt instrument		5 years
Unsecured Debt | 2026 Term Loan
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity		$ 640,000,000
Unsecured Debt | Term Loan
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity		640,000,000							$ 715,000,000
Outstanding balance repaid	715,000,000
Unsecured Debt | Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity		$ 500,000,000
Loans Payable
Line of Credit Facility [Line Items]
Additional capacity option	200,000,000
Minimum increment increase to borrowing capacity	25,000,000
Increase limit on borrowing capacity	$ 25,000,000
Loans Payable | The Term Loans
Line of Credit Facility [Line Items]
Number of term loans | loan	3
Loans Payable | 2023 Term Loan
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	$ 2,000,000,000
Term of debt instrument	4 years
Term of debt instrument	5 years
Debt outstanding			$ 200,000,000		200,000,000	0
Loans Payable | 2024 Term Loan
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	$ 400,000,000
Term of debt instrument	5 years
Debt outstanding			400,000,000		400,000,000	0
Loans Payable | 2026 Term Loan
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	$ 150,000,000
Term of debt instrument	7 years
Debt outstanding			$ 150,000,000		$ 150,000,000	0
Loans Payable | Keybank Loans
Line of Credit Facility [Line Items]
Closing costs, including arrangement fees, commitment fees and legal fees	$ 5,700,000
Administrative agent fee	25,000
Maximum consolidated leverage ratio (percent)			60.00%	60.00%
Maximum consolidated leverage ratio after material acquisition (percent)			65.00%	65.00%
Number of consecutive quarters subject to higher ratio | quarter			4	4
Minimum consolidated tangible net worth (percent)			75.00%		75.00%
Minimum consolidated tangible net worth			$ 2,000,000,000		$ 2,000,000,000
Tangible net worth, additional percentage of net future equity issuances (percent)			75.00%		75.00%
Tangible net worth, reduction for any payments used to redeem Company's or Borrower's stock (percent)			75.00%		75.00%
Minimum consolidated fixed charge coverage ratio			1.50		1.50
Maximum total secured debt ratio (percent)			40.00%		40.00%
Increase to maximum total secured debt ratio (percent)			0.00%		0.00%
Number of consecutive quarters subject to higher total secured debt ratio | quarter			4		4
Minimum unsecured interest coverage ratio					2.00
Maximum total secured recourse debt ratio (percent)			10.00%		10.00%
Aggregate maximum unhedged variable rate debt (percent)			30.00%		30.00%
Maximum payout ratio (percent)			95.00%		95.00%
Maximum unimproved land as a percentage of total assets value (percent)			5.00%		5.00%
Maximum of pre-leased assets as percentage of total asset value (percent)			20.00%		20.00%
Maximum of investments in unconsolidated affiliates as percentage of total asset value (percent)			10.00%		10.00%
Maximum of investments in mortgage notes as percentage of total asset value (percent)			15.00%		15.00%
Maximum of leased assets under renovation as percentage of total asset value (percent)			10.00%		10.00%
Maximum of aggregate investment limitations as percentage of total asset value (percent)			25.00%		25.00%
Loans Payable | Term Loan
Line of Credit Facility [Line Items]
Debt outstanding					$ 0	715,000,000
Bridge Loan | Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	$ 125,000,000
Repayment period	10 days
Mortgages
Line of Credit Facility [Line Items]
Debt outstanding			$ 1,031,115,000		$ 1,017,572,000	647,179,000
Mortgages | BOA/KeyBank Loan
Line of Credit Facility [Line Items]
Term of debt instrument					10 years
Number of SPEs | Entity	4
Number of properties owned | property	4
Aggregate borrowings	$ 250,000,000
Contractual interest rate (percent)			4.32%		4.32%
Prior notice					30 days
Debt outstanding			$ 250,000,000		$ 250,000,000	0
Mortgages | AIG Loan II
Line of Credit Facility [Line Items]
Term of debt instrument					10 years
Number of SPEs | Entity	6
Aggregate borrowings	$ 127,000,000
Contractual interest rate (percent)			4.15%		4.15%
Prior notice					30 days
Debt outstanding			$ 126,970,000		$ 127,000,000	$ 0
Duration of interest-only payments					5 years
Mortgages | Pepsi Bottling Ventures Loan
Line of Credit Facility [Line Items]
Contractual interest rate (percent)			3.69%
Debt outstanding			$ 18,677,000		$ 0
Pepsi Bottling Ventures Loan | Pepsi Bottling Ventures Loan
Line of Credit Facility [Line Items]
Contractual interest rate (percent)								3.69%
Long-term Debt								$ 18,900,000
Minimum | Loans Payable | Keybank Loans
Line of Credit Facility [Line Items]
Commitment fee (percent)					0.15%
Maximum | Loans Payable | Keybank Loans
Line of Credit Facility [Line Items]
Commitment fee (percent)					0.20%